Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Categorization of the Plan's Investments Measured at Fair Value on a Recurring Basis
The following tables present the categorization of the Plan's investments measured at fair value on a recurring basis in the accompanying statements of net assets available for benefits at December 31, 2025 and 2024:

		Fair Value Measurements
Description	December 31, 2025	Level 1	Level 2	Level 3
Mutual funds	$30,639	$30,639	$—	$—
Common collective trusts	87,165	—	87,165	—
United Fire stock fund	4,402	4,402	—	—
Pooled Separate Accounts	35,661	—	35,661	—
Self-directed brokerage account	1,692	1,692	—	—
Total investments	$159,559	$36,733	$122,826	$—

		Fair Value Measurements
Description	December 31, 2024	Level 1	Level 2	Level 3
Mutual funds:
Mutual funds	$30,633	$30,633	$—	$—
Common collective trusts	73,951	—	73,951	—
United Fire stock fund	3,882	3,882	—	—
Pooled Separate Accounts	34,260	—	34,260	—
Self-directed brokerage account	1,048	1,048	—	—
Total investments	$143,774	$35,563	$108,211	$—